Document And Entity Information - Mar. 31, 2015 - shares	Total
Document Information [Line Items]
Entity Registrant Name	FLAMEL TECHNOLOGIES SA
Entity Central Index Key	0001012477
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	FLML
Entity Common Stock, Shares Outstanding	40,253,014
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2015
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2015